Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements and related notes should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2023, which was filed with the SEC on March 4, 2024. The unaudited condensed interim consolidated financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. As permitted under those rules, certain information and footnote disclosures normally required or included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the six month period ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any other interim period or for any future period.

B.	Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these interim financial statements, the most significant estimates and assumptions include (i) revenues recognition; (ii) recoverability of the Company’s goodwill upon subsequent periods and (iii) measurement of fair value of equity awards.

C.	Principles of Consolidation

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances have been eliminated upon consolidation.

D.	Cash and cash equivalents

Cash equivalents are short-term highly liquid investments which include short term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawals or use that are readily convertible to cash with maturities of three months or less as of the date acquired.

E.	Short-term bank deposit

Short-term bank deposit in banking institution for a period in excess of three months but less than one year following the date of deposit. The deposit is presented in accordance with the deposit terms.

F.	Basic and diluted net loss per ordinary share

Until the completion of the IPO in March 2023, the Company applied the two-class method as required by ASC 260-10, “Earnings Per Share” (“ASC 260-10”), which requires the income or loss per share for each class of shares (ordinary and all other shares with preferences over ordinary shares) to be calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights. No dividends were declared or paid during the reported periods. According to the provisions of ASC 260-10, the Company’s formerly outstanding Convertible Preferred Shares (including series Convertible Ordinary 1 and 2 Shares) did not have a contractual obligation to share losses of the Company and therefore they were not included in the computation of net loss per share. Upon the completion of the IPO in March 2023, all such convertible preferred shares were voluntarily converted to Ordinary Shares.

Basic net loss per ordinary share is computed by dividing the net loss for the period applicable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method with respect to stock options and certain stock warrants and using the if-converted method with respect to convertible advanced investments and certain stock warrants accounted for as derivative financial liability. In computing diluted loss per share, the average share price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.

During the six month periods ended June 30, 2024 and 2023, the total weighted average number of Ordinary Shares related to then outstanding shares with preferences over Ordinary Shares (Convertible Ordinary 1 and 2 shares and Convertible Preferred Shares), share options and share warrants that were excluded from the calculation of the diluted loss per share was 1,152,190 and 4,564,665, respectively.

The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share for the six month periods ended June 30, 2024 and 2023, is as follows:

	Six-month period ended June 30,
	2024	2023
	Unaudited
Numerator:
Net loss	$(1,965)	$(782)
Deemed dividend related to trigger of down round protection feature resulting from completion of an IPO	-	(7)
Net basic loss	$(1,965)	$(789)
Change in fair value of derivative warrant liability	-	(36)
Change in fair value of convertible advanced investment	-	(269)
Net diluted loss	$(1,965)	$(1,094)

Denominator:
Ordinary shares used in computing basic net loss per share	14,815,174	9,411,251
Incremental ordinary shares to be issued upon exercise of derivative warrant liability	-	6,623
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	-	461,759
Ordinary shares used in computing diluted net loss per share	14,815,174	9,879,633

Basic net loss per ordinary share	$(0.13)	$(0.08)
Diluted net loss per ordinary share	$(0.13)	$(0.11)